Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Expense Example - Transamerica BlackRock iShares Dynamic Allocation - Balanced VP	Dec. 31, 2025 USD ($)
Initial
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	818
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	$ 1,115